PGIM Enhanced Retirement Spending Fund
Schedule of Investments (unaudited) as of June 30, 2026
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Exchange-Traded Fund 3.0%
Fixed Income
PGIM Active High Yield Bond ETF (cost $194,221)(wa)	5,612	$195,747
Affiliated Mutual Funds 93.0%
Domestic Equity 40.0%
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	11,340	199,239
PGIM Quant Solutions Large-Cap Index Fund (Class R6)	32,537	1,708,827
PGIM Quant Solutions Mid-Cap Index Fund (Class R6)	24,114	278,031
PGIM US Real Estate Fund (Class R6)	24,190	442,679
		2,628,776
Fixed Income 19.1%
PGIM Core Conservative Bond Fund (Class R6)	53,194	457,999
PGIM Emerging Markets Debt Hard Currency Fund (Class R6)	22,299	164,345
PGIM Quant Solutions Commodity Strategies Fund (Class R6)	48,924	403,132
PGIM TIPS Fund (Class R6)	27,895	229,017
		1,254,493
International Equity 33.9%
PGIM Global Real Estate Fund (Class R6)	28,110	640,912
PGIM Jennison Global Infrastructure Fund (Class R6)	30,507	594,887
PGIM Quant Solutions Emerging Markets Equity Fund (Class R6)	11,583	200,047
PGIM Quant Solutions International Developed Markets Index Fund (Class R6)	42,888	790,858
		2,226,704

Total Affiliated Mutual Funds (cost $5,010,388)(wa)		6,109,973
Unaffiliated Exchange-Traded Fund 3.9%
Vanguard Long-Term Bond ETF (cost $263,207)	3,778	260,417

Total Long-Term Investments (cost $5,467,816)		6,566,137

Short-Term Investment 0.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $44,213)(wa)	44,213	44,213

TOTAL INVESTMENTS 100.6% (cost $5,512,029)		6,610,350
Liabilities in excess of other assets (0.6)%		(37,819)

Net Assets 100.0%		$6,572,531

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
TIPS—Treasury Inflation-Protected Securities

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM Enhanced Retirement Spending Fund